RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 28, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

NGI Corporation

Equity Investment and Impairment -

Before 2023, BT Brands, Inc. (“BT Brands” or the “Company”) made a series of equity investments in NGI Corporation (“NGI”), resulting in a minority ownership interest with an aggregate carrying value of $304,000. As of September 28, 2025, the Company evaluated the recoverability of its investment and concluded that impairment indicators were present, including recurring operating losses at NGI and insufficient capital to sustain operations without continued external financing. In addition, there were no observable market transactions or other valuation inputs to support the investment’s carrying value.

Based on this assessment, the Company determined that its equity investment in NGI was impaired and recorded an impairment charge of 304,000 as of September 28, 2025, fully writing down the carrying value of its equity investment.

NGI Loan Agreements, Foreclosure, and Inventory Acquisition and Allowance -

The Company also provided loans to NGI and purchased inventory from NGI in the ordinary course of business. During fiscal 2025, the Company advanced additional loans to NGI and funded certain costs related to aluminum water bottles inventory totaling $670,718. In connection with these transactions, the Company took ownership of bottle inventory with a carrying value of $380,861.

Effective December 26, 2025, the Company exercised its rights under loan agreements with NGI that provided the Company with a senior secured interest in substantially all of NGI’s assets. investment in and receivables from NGI Corporation. As a result of the foreclosure and prior purchases, the Company held Bottle Inventory with a gross carrying value of $790,718 as of December 28, 2025, representing approximately 850,000 bottles. The Bottle Inventory is recorded within current assets at the lower of cost or net realizable value. Based on management’s evaluation of expected selling prices and estimated costs to sell, the Company recorded a write-down of $216,718, reducing the carrying value of the Bottle Inventory to its estimated net realizable value of $574,000 as of December 28, 2025. Management is actively pursuing third-party sales of the Bottle Inventory; however, the amount and timing of any proceeds cannot be predicted with certainty.

As of December 28, 2025, and to reflect the foreclosure of the remaining loans to NGI, physical control of the bottle inventory is as follows:

	Investment in NGI	Loan Activity		Bottle Inventory
Balance, December 31, 2023	$304,000	$		$-
2024 Activity	-		120,000	-
Balance, December 29, 2024	304,000		120,000	-
Loans to NGI			290,636	-
Water bottle inventory payments				380,861
Acquisition of NGI secured promissory note			359,221	-
Allowance for impairment	(304,000)		-	-
Loan repayment, June 2025			(360,000)
Foreclosure on the bottle inventory collateral			(409,857)	409,857
Allowance to reduce the value of bottles to the estimated net realizable value			-	(216,718)
Balance, December 28, 2025, reflected as inventory — bottled water available for sale	$0		$0	$574,000

NGI Related Party Matters-

Kenneth Brimmer, the Company’s Chief Operating Officer, serves as a member of NGI’s board of directors and as Chief Financial Officer. Effective April 1, 2025, Gary Copperud resigned from NGI’s board of directors.

Bagger Dave’s Burger Tavern, Inc.-

On June 2, 2022, the Company purchased 11,095,085 shares of common stock of Bagger Dave’s Burger Tavern, Inc. (“Bagger Dave’s” or “BDVB”), representing approximately a 40.7% ownership interest at the time of purchase, for an aggregate purchase price of $1,260,000. The Company accounts for its investment in BDVB under the equity method of accounting because it has the ability to exercise significant influence over BDVB’s operating and financial policies but does not control the entity.

Bagger Dave’s operates five casual dining restaurants and bar locations, including three locations in Michigan and one location each in Fort Wayne, Indiana and Centerville, Ohio. BDVB’s common stock is quoted on the OTC Pink market, and BDVB files quarterly and annual financial information with OTC Markets Group, Inc. under the Alternative Reporting Standard. Financial information reported by BDVB is not required to be audited.

During the first fiscal quarter of 2026, BDVB sold its closed Chesterfield, Michigan, leasehold interest for approximately $400,000 in a combination of notes and cash. BDVB expects to recognize a gain of approximately $350,000 related to this sale.

As of December 28, 2025, and December 29, 2024, the carrying value of the Company’s investment in BDVB was $0 and $304,439, respectively. During fiscal 2025, the Company’s cumulative share of BDVB’s net losses exceeded the carrying value of its investment, resulting in a reduction of the investment balance to zero. In accordance with applicable accounting guidance, the Company ceased recognizing additional equity losses after the carrying value of the investment was reduced to zero, as the Company has not committed to providing additional financial support to BDVB and has not guaranteed any of its obligations.

The Company’s proportionate 40.7% share of BDVB’s net loss for the period was $386,559, of which $304,439 was recognized as equity in loss of unconsolidated affiliate in the Company’s consolidated statements of operations, reducing the carrying value of the investment to zero. The remaining portion of the Company’s share of BDVB’s losses was not recognized. The Company discontinued recognizing additional losses after the investment balance reached zero. The Company will resume recognizing its share of BDVB’s earnings, if any, only after its equity in cumulative unrecognized losses have been recovered.

The following tables present unaudited summary financial information of BDVB as of and for the periods indicated, as reported by BDVB:

Balance Sheet Information -	December 28, 2025	December 29, 2024
Total current assets	$173,665	$1,012,529
Total noncurrent assets, net	1,650,620	2,154,049
Total assets	1,824,335	3,166,578

Total current liabilities	615,819	711,014
Total noncurrent liabilities	1,136,980	1,048,091
Total liabilities	1,752,799	2,119,105
Stockholders’ equity	71,536	1,047,473
Total liabilities and stockholders’ equity	$1,824,335	$3,166,578

Statements of Operations information -	December 28, 2025	December 29, 2024
Revenue	$5,078,924	$7,176,536
Depreciation and amortization	(323,268)	(527,274)
Other costs and expenses	(5,698,417)	(7,696,912)
Net loss	$(942,771)	$(1,047,650)

Officers of BT Brands, Inc. also serve as officers and directors of Bagger Dave’s Burger Tavern, Inc. BT Brands owns approximately 40.7% of the outstanding shares of Bagger Dave’s. The investment is accounted for on the equity method. The BT Brands Officers received no compensation from Bagger Dave’s in 2025, and there were no additional related party transactions.

Related Party Employment

Blake Copperud,  son of the Company’s Chief Executive Officer, is employed by the Company as a full-time Operations Specialist. Total compensation for the year ended December 28, 2025, was approximately $100,000, including a $40,000 discretionary bonus earned and accrued during the year. In addition, the Company granted Blake Copperud options to purchase 20,000 shares at $1.50 per share. As of the grant date, the fair value of the option grant was approximately $24,000. The options vest over four years, with 4,000 options immediately vested. Total compensation for a partial year of employment in 2024 was approximately $24,000, consisting of salary.

The terms of employment, including compensation, were established by management.